Other income and other net gains (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Bank interest income	$ 26,835,314	$ 31,280,591
Consultancy and management service income	468,000	468,000
Sales and marketing service income	420,916	240,716
Others	171,944	50,037
Total other income	27,896,174	32,039,344
Foreign exchange gain (loss), net	1,080,594	(2,489,614)
Gain (loss) on disposal of property, plant and equipment	31,062	(160,966)
Gain on lease modification	0	104,493
Waiver from amount due to a related company	3,591,998	0
Total other gains and losses, net	$ 4,703,654	$ (2,546,087)